INTANGIBLE ASSETS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
INTANGIBLE ASSETS, NET
Amortization expense of intangible assets	¥ 85,658	$ 12,788	¥ 7,688	¥ 129,277	$ 18,173	¥ 29,493